Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Estimated Useful Lives

Computer system and equipment

	June 30, 2025	June 30, 2024
	RM	RM
Cost

As of July 1	158,400,231	128,400,231
Additions	-	30,000,000
Disposal/written-off	(20,232)	-
As of June 30	158,379,999	158,400,231

Accumulated depreciation and impairment loss

As of July 1	(45,103,697)	(16,793,678)
Additions	(28,308,000)	(28,310,019)
Disposal/written-off	4,368	-
Impairment loss	(6,962,010)	-
As of June 30	(80,369,339)	(45,103,697)

Net carrying amount	78,010,660	113,296,534

Schedule of Estimated Useful Lives	The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:
Computer system and equipment	10% - 20%